PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
Net book value of property, plant and equipment

		December 31,
	Useful lives, months
		2012	2011
Network, base station equipment and related leasehold improvements (including leased assets of $nil and $1.2 million)	60 - 204	$12,897,657	$11,438,358
Office equipment, computers and other	36 - 180	1,308,512	1,232,189
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	826,880	776,359
Vehicles (including leased assets of $32.6 million and $31.5 million)	36 - 84	94,313	88,162

Property, plant and equipment, at cost (including leased assets of $33.4 million and $33.5 million)		15,127,362	13,535,068
Accumulated depreciation (including leased assets of $18.3 million and $11.4 million)		(7,996,845)	(7,023,556)
Construction in progress and equipment for installation		1,817,695	1,730,965

Property, plant and equipment, net		$8,948,212	$8,242,477